Related Party Transaction and Balance - Schedule of Nature Relationships with Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Chan Sze Ho [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company
Cheung Yuk Shan [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Spouse of Shum Ngan, Sammy, the director of the Company
I Win Growth SPC – Fund 2 SP [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Fund managed by IWAML, with Chan Sze Ho serving as a common director of the fund and the Company
Fong Wai Lok, Raymond [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Resigned as a Director of the Company effective March 31, 2024, and served as a consultant to the Company from April 1, 2024 to September 30, 2025 and was reappointed as an Executive Director effective October 1, 2025
Lau Kam Yan, Karen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	10% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Oriental Moon Tree Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	100% shareholder of Class B shares and holds 99.84% of the voting rights of the Company
Shum Ngan, Sammy [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company
Tse Tim [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Wu Hin Lun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Zhu Jian Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling party of Lobster Financial Holdings Limited as of March 31, 2026, 2025 and 2024 and spouse of Fong Wai Lok, Raymond